Inventories	12 Months Ended
Dec. 31, 2010
Inventories [Abstract]
Inventories
6.	Inventories
Inventories consisted of the following:

	As of December	As of December
	31,	31,
	2009	2010
	RMB	RMB
Raw materials	365,115	645,517
Work-in-progress	41,948	143,724
Finished goods	234,077	560,088

Total	641,140	1,349,329

As of December 31, 2009 and 2010, the provision balance for inventories recorded by the Group was RMB 122,209 and RMB 133,158 respectively.